23. Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
	Quarters in 2015 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,866,800	$5,751,184	$5,939,735	$5,848,970
Interest expense	727,514	672,304	632,470	613,362
Provision for loan losses	150,000	150,000	75,000	135,000
Non-interest income	1,212,787	1,304,481	1,299,995	1,332,892
Non-interest expense	4,696,729	4,779,840	4,531,874	4,802,530
Net income	1,109,841	1,077,704	1,439,822	1,198,224
Earnings per common share	0.22	0.21	0.29	0.24

	Quarters in 2014 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,618,276	$5,714,147	$5,829,041	$5,788,813
Interest expense	793,290	777,996	761,009	723,449
Provision for loan losses	135,000	135,000	135,000	135,000
Non-interest income	1,313,501	1,337,222	1,244,680	1,246,348
Non-interest expense	4,712,196	4,488,406	4,411,428	4,417,782
Net income	1,071,565	1,284,386	1,377,189	1,391,768
Earnings per common share	0.22	0.26	0.28	0.28